Collaboration Agreements - Additional Information (Detail) $ in Millions		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 28, 2018 USD ($)	Mar. 31, 2014 USD ($)	Nov. 30, 2010	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Subsidiaries	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2016 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue							$ 147.8
Transaction price							232.9
Additional license fees							77.5
Reimbursement costs, including costs incurred performing technology transfer activities							7.6
Contract asset balances				$ 0.0	$ 0.0	$ 0.0	0.0
Vintage One R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Consideration being recognized as revenue using a straight-line basis over respective service periods							225.0
Vintage Two R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payment									$ 195.0
Consideration being recognized as revenue using a straight-line basis over respective service periods							195.0
Celgene 1.0 Sub | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Consideration being recognized as revenue using a proportional performance model over estimated period of services							29.0
Celgene 1.0 Sub | Minimum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Consideration being recognized as revenue using a proportional performance model over estimated period of services							19.0
Celgene License Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of license fees	$ 77.5
Payment for transition and transfer	7.1
Celgene License Agreements | Development Milestones | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment received from milestones	30.0
Celgene License Agreements | Regulatory Milestones
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment received from milestones	150.0
Celgene License Agreements | Commercial Milestones
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment received from milestones	75.0
Modified Arrangement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of license fees	77.5
Consideration being recognized as technology transfer during the period	7.1
Deferred revenue	117.8							$ 200.4
Total consideration	202.4
Transaction price											$ 232.9
Revenue				3.4	0.0	93.1	96.5	0.0
Payment for transition and transfer	7.6
Modified Arrangement | Development Milestones
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue											94.0
Modified Arrangement | FT-1101 Combined PO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price								137.0			157.8
Modified Arrangement | USP30 Combined PO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price								$ 65.4			$ 75.1
Other Collaboration Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue				$ 92.0		92.0
Revenue					$ 0.0	$ 93.1	100.6
Payment received from milestones							4.0
Other Collaboration Agreements | Stock Options
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue							1.2
Contract term			10 years
Other Collaboration Agreements | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue							209.0
Celgene Research and Collaboration Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Nonrefundable consideration							24.0
New wholly owned subsidiary, funded in cash							3.0
Number of forming subsidiaries required exercise of subsidiary options | Subsidiaries								7
Collection of license fees								$ 169.0
Number of subsidiaries under ongoing development activities | Subsidiaries								5
Celgene Research and Collaboration Agreements | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable upfront license fee							$ 29.0
Equity ownership interest in wholly owned subsidiary							100.00%
Celgene Research and Collaboration Agreements | Minimum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable upfront license fee							$ 19.0
Celgene Collaboration and Option Agreements | Vintage One R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payment		$ 225.0
Upfront Payment Received										$ 225.0
Celgene Collaboration and Option Agreements | Vintage Two R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable, upfront payment		195.0
Celgene Collaboration and Option Agreements | Vintage Three
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable, upfront payment		200.0
Clinical Lead Candidate License Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable,non-creditable upfront license fee		20.0
Non-refundable,non-creditable upfront license fee,increasing amount each option exercised thereafter		1.0
Payment of license fees		$ 25.0
Non-refundable upfront license fees									$ 25.0			$ 41.0
Worldwide License Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of license fees	77.5
Estimated amount of payment for transition and transfer activities	7.1
Actual payment for transition and transfer activities	7.6
Maximum development milestone Payment Receivable	30.0
Regulatory milestones	150.0
Commercial milestones	75.0
Celgene 1.0 R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Contingent consideration for research and development expense							24.0
Single upfront, nonrefundable payment							24.0
Development And License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Consideration being recognized as revenue using a straight-line basis over respective service periods							41.0
Development And License Agreement [Member] | Contingent Payment One
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Single upfront, nonrefundable payment							20.0
Development And License Agreement [Member] | Contingent Payment Two
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Single upfront, nonrefundable payment							21.0
Commercialization License
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Consideration being recognized as technology transfer during the period								$ 25.0
Single upfront, nonrefundable payment							25.0
Celgene Arrangement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue								$ 158.4
Celgene 1.0 Sub
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue							40.7
Transaction price							169.0
Celgene2 | Vintage One R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Single upfront, nonrefundable payment							225.0
Celgene2 | Vintage Two R&D
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue	$ 107.1
Single upfront, nonrefundable payment							$ 195.0